Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Cash collateral received	$ 23,052	$ 16,759
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	23,052	16,759
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	21,649	5,174
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	$ 1,403	11,527
Financial instrument in connection with OTC derivative transactions | Other | Deposits
Financial instruments
Cash collateral received		$ 58